Non-controlling Interests - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Equity-based compensation	$ 13,600	$ 10,500	$ 16,600
Income tax expense (benefit)	$ 4,564	$ 132,497	$ (17,801)
Class A Common Stock
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)	52,967	50,549
Funko Acquisition Holdings, L.L.C.
Noncontrolling Interest [Line Items]
Ownership percentage	97.20%	94.90%	91.60%
Equity-based compensation	$ 13,600	$ 10,500	$ 16,600
Income tax expense (benefit)	$ (100)	$ (128,700)	$ 20,500
Funko Acquisition Holdings, L.L.C. | Class A Common Stock
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)	53,000	50,500	47,200